Goodwill and Other Intangibles Resulting from Business Acquisitions (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Apr. 04, 2009	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Indefinite-Lived Intangible Assets and Goodwill by Major Class [Line Items]
Recorded non-cash impairment charges goodwill	$ 820,000,000
Additional impairment charges	0
Goodwill and Other Intangibles Resulting from Business Acquisitions (Textual) [Abstract]
Indefinite-lived intangible assets, carrying value		18,000,000	18,000,000
Amortization expense on finite lived intangible assets from business acquisition		30,300,000	29,800,000	30,000,000
Retail Branding and Information Solutions [Member]
Indefinite-Lived Intangible Assets and Goodwill by Major Class [Line Items]
Recorded non-cash impairment charges	832,000,000
Recorded non-cash impairment charges goodwill	820,000,000
Recorded non-cash impairment charges indefinite-lived intangible assets	$ 12,000,000